Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Difference between contract value and fair value of fully benefit-responsive investment contracts	$ 1,696,172	$ 3,583,633
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Contract Value to Current Value	$ 1,887,461